SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 25,658	$ 42,459
China, Yuan Renminbi
IfrsStatementLineItems [Line Items]
Lease Obligations	$ 105,205	$ 131,076